Revenue	3 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Revenue

5.      Revenue

(1)    Revenue breakdown

Revenue breakdowns by revenue from contracts with customers and other sources for the three months ended June 30, 2024 and 2025, are as follows:

	For the three months ended June 30,
(In millions)	2024	2025
Revenue arising from contracts with customers
Transaction revenue(1)	¥74,634	¥83,364
Commission received(2)	660	189
Sub-total	75,294	83,553

Other sources
Staking revenue	—	381
Other revenue(3)	6	55
Sub-total	6	436
Total	¥75,300	¥83,989

____________

(1)      Transaction revenue mainly refers to the revenue from sales of crypto assets to customers and cover counterparties.

(2)      Commission received refers to remittance fees, deposit and withdrawal fees, commissions that received from the issuer and the applicants in the IEO business, commissions that arise from transactions on the Coincheck NFT Marketplace and commissions that arise from transactions on the Exchange platform and others.

(3)      Other revenue is mainly related to the interest received from financial operations with JSF Trust and Banking Co., Ltd.

(2)    Contract balance

As of March 31 and June 30, 2025, there were no significant contract assets or contract liabilities.

For the three months ended June 30, 2024 and 2025, there was no revenue recognized for performance obligations fulfilled (or partially fulfilled) in the past.

(3)    Transaction price allocated to the remaining performance obligations

The Company does not have any contracts in which the projected initial contract period was longer than one year.

(4)    Assets recognized from the costs to obtain or fulfill contracts with customers

The Company does not have any significant costs to obtain or fulfill contracts with customers.